UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2010

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2010

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
September 30, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.5%
			Consumer Discretionary-9.1%
17,200			Best Buy Company, Inc.	$ 702,276
53,150			Comcast Corporation - Special Class "A"	904,081
44,700			H&R Block, Inc.	578,865
24,700			Home Depot, Inc.	782,496
14,700		*	Kohl's Corporation	774,396
53,900			Lowe's Companies, Inc.	1,201,431
8,900			McDonald's Corporation	663,139
16,200			Omnicom Group, Inc.	639,576
35,000			Staples, Inc.	732,200
17,500			Target Corporation	935,200
26,800			Time Warner, Inc.	821,420
19,600			Viacom, Inc. - Class "B"	709,324
33,200			Walt Disney Company	1,099,252
				10,543,656
			Consumer Staples-15.8%
24,400			Avon Products, Inc.	783,484
12,600			Clorox Company	841,176
29,900			Coca-Cola Company	1,749,748
14,700			Costco Wholesale Corporation	948,003
39,000			CVS Caremark Corporation	1,227,330
11,700			Kellogg Company	590,967
22,600			Kimberly-Clark Corporation	1,470,130
38,961			Kraft Foods, Inc. - Class "A"	1,202,336
29,800			Kroger Company	645,468
35,300			PepsiCo, Inc.	2,345,332
27,000			Philip Morris International, Inc.	1,512,540
28,140			Procter & Gamble Company	1,687,556
35,000			Walgreen Company	1,172,500
38,900			Wal-Mart Stores, Inc.	2,081,928
				18,258,498
			Energy-10.4%
31,100			Chevron Corporation	2,520,655
25,771			ConocoPhillips	1,480,029
14,700			Devon Energy Corporation	951,678
50,900			ExxonMobil Corporation	3,145,111
18,200			Halliburton Company	601,874
10,800			Hess Corporation	638,496
25,300			Marathon Oil Corporation	837,430
20,100			Noble Corporation	679,179
19,900			Schlumberger, Ltd.	1,226,039
				12,080,491
			Financials-13.4%
16,200			ACE, Ltd.	943,650
18,600			Allstate Corporation	586,830
27,200			American Express Company	1,143,216
21,500			Ameriprise Financial, Inc.	1,017,595
52,817			Bank of America Corporation	692,431
44,905			Bank of New York Mellon Corporation	1,173,368
15,400			Capital One Financial Corporation	609,070
15,800			Chubb Corporation	900,442
52,200			Hudson City Bancorp, Inc.	639,972
53,432			JPMorgan Chase & Company	2,034,156
27,500			Marsh & McLennan Companies, Inc.	663,300
17,000			MetLife, Inc.	653,650
25,700			Morgan Stanley	634,276
14,100			Northern Trust Corporation	680,184
22,900			State Street Corporation	862,414
17,700			Travelers Companies, Inc.	922,170
26,500			U.S. Bancorp	572,930
32,500			Wells Fargo & Company	816,725
				15,546,379
			Health Care-16.0%
37,400			Abbott Laboratories	1,953,776
21,500		*	Amgen, Inc.	1,184,865
21,200			Bristol-Myers Squibb Company	574,732
9,400			C.R. Bard, Inc.	765,442
14,900			Covidien PLC	598,831
16,600		*	Gilead Sciences, Inc.	591,126
51,800			Johnson & Johnson	3,209,528
12,600		*	Life Technologies Corp.	588,294
8,200			McKesson Corporation	506,596
31,700			Medtronic, Inc.	1,064,486
29,700			Merck & Company. Inc.	1,093,257
23,700			Novartis AG (ADR)	1,366,779
108,357			Pfizer, Inc.	1,860,490
11,900			Quest Diagnostics, Inc.	600,593
18,900		*	St. Jude Medical, Inc.	743,526
11,900			Teva Pharmaceutical Industries, Ltd. (ADR)	627,725
12,500		*	Thermo Fisher Scientific, Inc.	598,500
11,400		*	Zimmer Holdings, Inc.	596,562
				18,525,108
			Industrials-11.1%
13,200			3M Company	1,144,572
11,300			Emerson Electric Company	595,058
117,700			General Electric Company	1,912,625
20,100			Honeywell International, Inc.	883,194
13,500			Illinois Tool Works, Inc.	634,770
24,200			Ingersoll-Rand, PLC	864,182
20,700			ITT Corporation	969,381
13,700			Lockheed Martin Corporation	976,536
11,100			Northrop Grumman Corporation	672,993
14,500			Raytheon Company	662,795
19,700			Republic Services, Inc.	600,653
20,525			Tyco International, Ltd.	753,883
11,300			United Parcel Service, Inc. - Class "B"	753,597
19,900			United Technologies Corporation	1,417,477
				12,841,716
			Information Technology-17.5%
57,100			Activision Blizzard, Inc.	617,822
25,700		*	Adobe Systems, Inc.	672,055
5,100		*	Apple, Inc.	1,447,125
15,000			Automatic Data Processing, Inc.	630,450
29,800			CA, Inc.	629,376
83,800		*	Cisco Systems, Inc.	1,835,220
41,500		*	EMC Corporation	842,865
41,300			Hewlett-Packard Company	1,737,491
86,300			Intel Corporation	1,659,549
13,100			International Business Machines Corporation	1,757,234
155,200			Microsoft Corporation	3,800,848
53,000			Oracle Corporation	1,423,050
24,100			QUALCOMM, Inc.	1,087,392
40,100		*	Symantec Corporation	608,317
30,600			Texas Instruments, Inc.	830,484
40,100			Western Union Company	708,567
				20,287,845
			Materials-1.4%
27,800			Dow Chemical Company	763,388
20,100			DuPont (E.I.) de Nemours & Company	896,862
				1,660,250
			Telecommunication Services-3.4%
61,700			AT&T, Inc.	1,764,620
65,800			Verizon Communications, Inc.	2,144,422
				3,909,042
			Utilities-1.4%
19,000			American Electric Power, Inc.	688,370
17,800			NextEra Energy, Inc.	968,142
				1,656,512
Total Value of Common Stocks (cost $90,579,478)				115,309,497
			SHORT-TERM INVESTMENTS-.4%
			Money Market Fund
$ 450	M		First Investors Cash Reserve Fund, .22% (cost $450,000)**	450,000
Total Value of Investments (cost $91,029,478)			99.9%	115,759,497
Other Assets, Less Liabilities			.1	108,220
Net Assets			100.0%	$ 115,867,717

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

**	Affiliated unregistered money market fund available only
to First Investors funds and certain accounts managed
by First Investors Management Company, Inc. Rate
shown is the 7-day yield at September 30, 2010.

At September 30, 2010, the cost of investments for federal
income tax purposes was $93,551,576. Accumulated net
unrealized appreciation on investments was $22,207,921,
consisting of $29,241,039 gross unrealized appreciation
and $7,033,118 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$115,309,497	$-	$-	$115,309,497
Money Market Fund	450,000	-	-	450,000
Total Investments in Securities*	$115,759,497	$-	$-	$115,759,497

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2010

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-37.2%
		Fannie Mae:
$ 500	M	10/4/10		0.17%		$ 499,993
200	M	12/1/10		0.17		199,942
		Federal Home Loan Bank:
273	M	10/22/10		0.16		272,975
400	M	12/22/10		0.18		399,841
		Freddie Mac:
520	M	10/26/10		0.21		519,924
250	M	11/29/10		0.16		249,934
400	M	12/13/10		0.19		399,846
650	M	12/27/10		0.18		649,717
Total Value of U.S. Government Agency Obligations (cost $3,192,172)						3,192,172
		CORPORATE NOTES-27.3%
350	M	Campbell Soup Co., 10/12/10	(a)	0.17		349,982
400	M	Coca-Cola Co., 2/7/11	(a)	0.24		399,656
100	M	General Electric Capital Corp., 2/1/11		0.73		101,485
300	M	Medtronic, Inc., 12/1/10	(a)	0.21		299,893
400	M	Merck & Co., Inc., 10/21/10	(a)	0.21		399,953
400	M	PepsiCo, Inc., 10/26/10	(a)	0.18		399,950
400	M	Procter & Gamble Co., 11/3/10	(a)	0.26		399,905
Total Value of Corporate Notes (cost $2,350,824)						2,350,824
		VARIABLE AND FLOATING RATE NOTES-15.1%
400	M	Federal Farm Credit Bank, 9/20/11		0.24		400,000
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.25		400,000
		Valdez, Alaska Marine Terminal Rev.:
300	M	Exxon Pipeline Co., Project B, 12/1/33		0.23		300,000
200	M	Exxon Pipeline Co., Project C, 12/1/33		0.23		200,000
Total Value of Floating Rate Notes (cost $1,300,000)						1,300,000
		BANKERS' ACCEPTANCES-4.6%
392	M	Bank of America, Inc., 12/27/10 (cost $391,763)		0.25		391,763
		CERTIFICATES OF DEPOSIT-4.1%
350	M	Citibank, NA, 12/3/10 (cost $350,000)		0.26		350,000
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-2.3%
200	M	Morgan Stanley, 12/1/10 (cost $200,858)		0.30		200,858
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-9.3%
800	M	U.S. Treasury Bills, 12/9/10 (cost $799,785)		0.14		799,785
Total Value of Investments (cost $8,585,402)**		99.9%				8,585,402
Other Assets, Less Liabilities		.1				5,688
Net Assets		100.0%				$ 8,591,090

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect on
September 30, 2010.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
September 30, 2010, the Fund held six Section 4(2) securities with an aggregate value of $2,249,339 representing 26.2% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Notes	$-	$2,350,824	$-	$2,350,824
Floating Rate Notes:
Corporate Notes	-	900,000	-	900,000
U.S. Government Agency Obigations	-	400,000	-	400,000
Certificates of Deposit	-	350,000	-	350,000
U.S. Government Agency Obigations	-	3,192,172	-	3,192,172
U.S. Government FDIC Guaranteed Debt	-	200,858	-	200,858
Bankers' Acceptances	-	391,763	-	391,763
Short-Term U.S. Government Obligations	-	799,785	-	799,785
Total Investments in Securities	$-	$8,585,402	$-	$8,585,402

Portfolio of Investments (unaudited)
DISCOVERY FUND
September 30, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-95.3%
			Consumer Discretionary-10.6%
56,100			American Eagle Outfitters, Inc.	$ 839,256
63,200		*	Big Lots, Inc.	2,101,400
83,500		*	Career Education Corporation	1,792,745
167,500			Foot Locker, Inc.	2,433,775
74,900			Men's Wearhouse, Inc.	1,781,871
48,700			Phillips Van-Heusen Corporation	2,929,792
155,900			Regal Entertainment Group - Class "A"	2,045,408
				13,924,247
			Consumer Staples-3.5%
20,700			Corn Products International, Inc.	776,250
143,700		*	Dole Food Company, Inc.	1,314,855
32,100		*	Fresh Del Monte Produce, Inc.	696,570
29,200			J. M. Smucker Company	1,767,476
				4,555,151
			Energy-9.7%
105,500		*	Carrizo Oil & Gas, Inc.	2,525,670
111,400			EXCO Resources, Inc.	1,656,518
134,700		*	Matrix Service Company	1,178,625
85,000		*	Plains Exploration & Production Company	2,266,950
172,300		*	Resolute Energy Corporation	1,905,638
42,300			SM Energy Company	1,584,558
16,900		*	Whiting Petroleum Corporation	1,614,119
				12,732,078
			Financials-15.7%
6,939		*	Alleghany Corporation	2,102,725
51,200			American Financial Group, Inc.	1,565,696
15,300			Everest Re Group, Ltd.	1,322,991
115,000		*	EZCORP, Inc. - Class "A"	2,304,600
54,100			Harleysville Group, Inc.	1,773,939
69,900		*	Hilltop Holdings, Inc.	669,642
91,700			Jefferies Group, Inc.	2,080,673
161,800		*	Knight Capital Group, Inc. - Class "A"	2,004,702
3,400		*	Markel Corporation	1,171,606
274,800			MFA Financial, Inc. (REIT)	2,096,724
39,200			Mid-America Apartment Communities, Inc. (REIT)	2,284,576
43,800		*	Piper Jaffray Companies, Inc.	1,275,894
				20,653,768
			Health Care-13.2%
60,300		*	AMERIGROUP Corporation	2,560,941
73,900		*	Endo Pharmaceuticals Holdings, Inc.	2,456,436
57,200		*	Life Technologies Corporation	2,670,668
51,200		*	Magellan Health Services, Inc.	2,418,688
44,400		*	MEDNAX, Inc.	2,366,520
82,600		*	Myriad Genetics, Inc.	1,355,466
107,800			PerkinElmer, Inc.	2,494,492
83,600		*	Res-Care, Inc.	1,109,372
				17,432,583
			Industrials-7.9%
20,700		*	Alliant Techsystems, Inc.	1,560,780
75,200		*	Chart Industries, Inc.	1,531,072
36,100			Curtiss-Wright Corporation	1,093,830
73,000		*	EMCOR Group, Inc.	1,795,070
44,900		*	FTI Consulting, Inc.	1,557,581
49,900		*	Orion Marine Group, Inc.	619,259
17,500			Precision Castparts Corporation	2,228,625
				10,386,217
			Information Technology-17.9%
299,200		*	Brightpoint, Inc.	2,091,408
236,900		*	Compuware Corporation	2,020,757
129,600		*	Convergys Corporation	1,354,320
61,800		*	Cymer, Inc.	2,291,544
41,500		*	Diodes, Inc.	709,235
150,600			EarthLink, Inc.	1,368,954
57,000			Fair Isaac Corporation	1,405,620
217,800		*	Lawson Software, Inc.	1,844,766
55,500			Lender Processing Services, Inc.	1,844,265
125,600		*	Microsemi Corporation	2,154,040
150,200		*	QLogic Corporation	2,649,528
189,900		*	Verigy, Ltd.	1,543,887
237,200		*	Vishay Intertechnology, Inc.	2,296,096
				23,574,420
			Materials-13.9%
48,100			AptarGroup, Inc.	2,196,727
26,600			Compass Minerals International, Inc.	2,038,092
130,200		*	Innospec, Inc.	1,982,946
96,300			Olin Corporation	1,941,408
42,000			Schnitzer Steel Industries, Inc. - Class "A"	2,027,760
84,100			Sensient Technologies Corporation	2,564,209
68,400			Silgan Holdings, Inc.	2,168,280
89,400		*	Smurfit-Stone Container Corporation	1,642,278
59,700			Westlake Chemical Corporation	1,786,821
				18,348,521
			Telecommunication Services-1.8%
242,200		*	Premiere Global Services, Inc.	1,714,776
24,075			Telephone & Data Systems, Inc. - Special Shares	682,526
				2,397,302
			Utilities-1.1%
77,100			CMS Energy Corporation	1,389,342
Total Value of Common Stocks (cost $106,073,282)				125,393,629
			SHORT-TERM INVESTMENTS-3.3%
			Money Market Fund
$ 4,420	M		First Investors Cash Reserve Fund, .22% (cost $4,420,000)**	4,420,000
Total Value of Investments (cost $110,493,282)			98.6%	129,813,629
Other Assets, Less Liabilities			1.4	1,794,614
Net Assets			100.0%	$ 131,608,243

*	Non-income producing

Summary of Abbreviations:
REIT Real Estate Investment Trust

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at September
30, 2010.

At September 30, 2010, the cost of investments for federal income tax purposes was $110,528,363. Accumulated net unrealized appreciation on investments was $19,285,266, consisting of $23,089,603 gross unrealized appreciation and $3,804,337 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$125,393,629	$-	$-	$125,393,629
Money Market Fund	4,420,000	-	-	4,420,000
Total Investments in Securities*	$129,813,629	$-	$-	$129,813,629

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2010

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-67.1%
		Fannie Mae-16.3%
$ 1,299	M	5%, 1/1/2035 - 4/1/2039		$ 1,371,543
2,484	M	5.5%, 9/1/2033 - 10/1/2039		2,657,009
212	M	9%, 11/1/2026		246,673
177	M	11%, 10/1/2015		202,917
				4,478,142
		Freddie Mac-10.4%
920	M	5.5%, 1/1/2040		976,548
1,719	M	6%, 8/1/2032 - 12/1/2038		1,859,664
				2,836,212
		Government National Mortgage Association I Program-40.4%
2,991	M	4.5%, 6/15/2039 - 8/15/2040		3,153,570
3,259	M	5%, 3/15/2033 - 6/15/2040		3,485,811
2,825	M	5.5%, 2/15/2033 - 4/15/2039		3,051,576
560	M	6%, 11/15/2032 - 4/15/2036		616,367
665	M	6.5%, 7/15/2032 - 8/15/2036		746,718
				11,054,042
Total Value of Residential Mortgage-Backed Securities (cost $17,702,728)				18,368,396
		U.S. GOVERNMENT AGENCY OBLIGATIONS-15.5%
1,000	M	Fannie Mae, 1.625%, 2015		1,000,815
1,000	M	Federal Farm Credit Bank, 1.75%, 2013		1,022,483
1,000	M	Freddie Mac, 3%, 2014		1,070,504
1,000	M	Tennessee Valley Authority, 4.5%, 2018		1,147,366
Total Value of U.S. Government Agency Obligations (cost $4,086,380)				4,241,168
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-8.5%
1,000	M	Bank of America Corp, 3.125%, 2012		1,042,427
1,250	M	JPMorgan Chase & Co., 2.125%, 2012		1,291,543
Total Value of U.S. Government FDIC Guaranteed Debt (cost $2,294,562)				2,333,970
		U.S. GOVERNMENT OBLIGATIONS-8.5%
631	M	FDA Queens LP, 6.99%, 2017	(a)	733,111
1,500	M	U.S. Treasury Note, 2.375%, 2015		1,582,494
Total Value of U.S. Government Obligations (cost $2,241,222)				2,315,605
Total Value of Investments (cost $26,324,892)		99.6%		27,259,139
Other Assets, Less Liabilities		.4		134,979
Net Assets		100.0%		$ 27,394,118

(a)	Security exempt from registration under Rule 144A of Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2010, the
Fund held one 144A security with a value of $733,111 representing 2.7% of the Fund's net assets.

At September 30, 2010, the cost of investments for federal income tax purposes was $26,324,892. Accumulated net unrealized appreciation on investments was $934,247, consisting of $957,514 gross unrealized appreciation and $23,267 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Residential
Mortgage-Backed Securities	$-	$18,368,396	$-	$18,368,396
U.S. Government FDIC
Guaranteed Debt	-	2,333,970	-	2,333,970
U.S. Government Agency
Obligations	-	4,241,168	-	4,241,168
U.S. Government Obligations	-	2,315,605	-	2,315,605
Total Investments in Securities	$-	$27,259,139	$-	$27,259,139

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2010

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.8%
			Consumer Discretionary-16.0%
56,900			American Greetings Corporation - Class "A"		$ 1,057,771
39,000		*	Big Lots, Inc.		1,296,750
35,300		*	BorgWarner, Inc.		1,857,486
49,469			Brown Shoe Company, Inc.		567,409
80,885			CBS Corporation - Class "B"		1,282,836
23,161		*	CEC Entertainment, Inc.		795,117
20,064			Coach, Inc.		861,949
48,600		*	GameStop Corporation - Class "A"		957,906
21,600			Guess?, Inc.		877,608
113,000			H&R Block, Inc.		1,463,350
48,300			Home Depot, Inc.		1,530,144
36,500			Limited Brands, Inc.		977,470
76,100		*	Lincoln Educational Services Corporation		1,096,601
27,100			McDonald's Corporation		2,019,221
133,800		*	Morgans Hotel Group Company		979,416
117,143			Newell Rubbermaid, Inc.		2,086,317
9,000			NIKE, Inc. - Class "B"		721,260
136,645		*	Ruby Tuesday, Inc.		1,621,976
37,298		*	Steiner Leisure, Ltd.		1,421,054
191,870			Stewart Enterprises, Inc. - Class "A"		1,034,179
40,600		*	TRW Automotive Holdings Corporation		1,687,336
40,500			Tupperware Brands Corporation		1,853,280
62,583			Wyndham Worldwide Corporation		1,719,155
					29,765,591
			Consumer Staples-12.4%
121,500			Altria Group, Inc.		2,918,430
28,700			Avon Products, Inc.		921,557
38,589			Coca-Cola Company		2,258,228
51,400			CVS Caremark Corporation		1,617,558
16,500		*	Dole Food Company, Inc.		150,975
11,700			Kellogg Company		590,967
47,100			Lance, Inc.		1,003,230
27,100			McCormick & Company, Inc.		1,139,284
71,627			Nu Skin Enterprises, Inc. - Class "A"		2,062,858
22,900			PepsiCo, Inc.		1,521,476
65,300			Philip Morris International, Inc.		3,658,106
26,713			Procter & Gamble Company		1,601,979
2,874			Tootsie Roll Industries, Inc.		71,505
39,400			Walgreen Company		1,319,900
43,564			Wal-Mart Stores, Inc.		2,331,545
					23,167,598
			Energy-6.2%

26,018			ConocoPhillips		1,494,214
21,700			Ensco, PLC (ADR)		970,641
38,611			ExxonMobil Corporation		2,385,774
22,522			Marathon Oil Corporation		745,478
52,800		*	Noble Corporation		1,784,112
23,194			Sasol, Ltd. (ADR)		1,038,859
13,000			Schlumberger, Ltd.		800,930
72,107			Suncor Energy, Inc.		2,347,083
					11,567,091
			Financials-12.4%
15,006			American Express Company		630,702
39,400			Ameriprise Financial, Inc.		1,864,802
68,400			Brookline Bancorp, Inc.		682,632
18,405			Capital One Financial Corporation		727,918
29,143			Discover Financial Services		486,105
113,500			Financial Select Sector SPDR Fund (ETF)		1,628,725
53,037			First Mercury Financial Corporation		534,613
81,300			FirstMerit Corporation		1,489,416
115,700			Hudson City Bancorp, Inc.		1,418,482
11,600			IBERIABANK Corporation		579,768
37,800			Invesco, Ltd.		802,494
52,656			JPMorgan Chase & Company		2,004,614
48,113			Morgan Stanley		1,187,429
133,900			New York Community Bancorp, Inc.		2,175,875
78,800			NewAlliance Bancshares, Inc.		994,456
57,500			SPDR KBW Regional Banking (ETF)		1,317,325
10,200			SPDR S&P 500 Trust (ETF)		1,164,024
103,279		*	Sunstone Hotel Investors, Inc. (REIT)		936,740
29,688			U.S. Bancorp		641,855
65,400			Urstadt Biddle Properties - Class "A" (REIT)		1,182,432
31,367			Wells Fargo & Company		788,253
					23,238,660
			Health Care-9.8%
45,700			Abbott Laboratories		2,387,368
14,946		*	Amgen, Inc.		823,674
18,730			Baxter International, Inc.		893,608
25,000		*	Genzyme Corporation		1,769,750
36,400		*	Gilead Sciences, Inc.		1,296,204
50,375			Johnson & Johnson		3,121,235
6,921		*	Laboratory Corporation of America Holdings		542,814
23,500			Medtronic, Inc.		789,130
29,043			Merck & Company. Inc.		1,069,073
123,282			Pfizer, Inc.		2,116,752
10,300		*	PSS World Medical, Inc.		220,214
34,953			Sanofi-Aventis (ADR)		1,162,187
18,500		*	St. Jude Medical, Inc.		727,790
29,743		*	Thermo Fisher Scientific, Inc.		1,424,095
					18,343,894
			Industrials-16.6%
26,794			3M Company		2,323,308
24,559			Alexander & Baldwin, Inc.		855,636
38,095		*	Altra Holdings, Inc.		561,139
52,300		*	Armstrong World Industries, Inc.		2,170,973
24,300			Baldor Electric Company		981,720
20,400			Caterpillar, Inc.		1,605,072
54,537		*	Chicago Bridge & Iron Company NV - NY Shares		1,333,430
22,300		*	Esterline Technologies Corporation		1,276,229
42,300		*	Generac Holdings, Inc.		576,972
36,796			General Electric Company		597,935
38,640			Honeywell International, Inc.		1,697,842
40,153			IDEX Corporation		1,425,833
16,400			Lockheed Martin Corporation		1,168,992
51,919		*	Mobile Mini, Inc.		796,437
17,618			Northrop Grumman Corporation		1,068,179
57,768		*	PGT, Inc.		131,711
21,900			Raytheon Company		1,001,049
28,950			Republic Services, Inc.		882,685
36,000			Snap-on, Inc.		1,674,360
120,100			TAL International Group, Inc.		2,908,822
58,800			Textainer Group Holdings, Ltd.		1,572,312
61,468			Tyco International, Ltd.		2,257,720
29,400			United Technologies Corporation		2,094,162
					30,962,518
			Information Technology-16.3%
46,900		*	Avago Technologies, Ltd.		1,055,719
131,700		*	Brocade Communications Systems, Inc.		769,128
19,400		*	CACI International, Inc. - Class "A"		878,044
87,700		*	Cisco Systems, Inc.		1,920,630
104,190		*	EMC Corporation		2,116,099
44,340			Hewlett-Packard Company		1,865,384
55,352			Intel Corporation		1,064,419
31,529			International Business Machines Corporation		4,229,300
46,200			Intersil Corporation - Class "A"		540,078
131,300			Microsoft Corporation		3,215,537
107,100			National Semiconductor Corporation		1,367,667
53,825		*	NCI, Inc. - Class "A"		1,018,369
72,355		*	Parametric Technology Corporation		1,413,817
63,788			QUALCOMM, Inc.		2,878,115
48,650		*	SRA International, Inc. - Class "A"		959,378
97,960		*	Symantec Corporation		1,486,053
58,600			Tyco Electronics, Ltd.		1,712,292
105,200			Western Union Company		1,858,884
					30,348,913
			Materials-5.2%
50,200			Bemis Company, Inc.		1,593,850
36,800			Celanese Corporation - Series "A"		1,181,280
23,370			Freeport-McMoRan Copper & Gold, Inc.		1,995,564
51,800			Olin Corporation		1,044,288
12,200			Praxair, Inc.		1,101,172
73,920			RPM International, Inc.		1,472,486
72,964			Temple-Inland, Inc.		1,361,508
					9,750,148
			Telecommunication Services-2.5%
71,083			AT&T, Inc.		2,032,974
82,200			Verizon Communications, Inc.		2,678,898
					4,711,872
			Utilities-.4%
24,126			Atmos Energy Corporation		705,686

Total Value of Common Stocks (cost $174,881,495)					182,561,971
			SHORT-TERM INVESTMENTS-2.3%
			Money Market Fund
$4,265	M		First Investors Cash Reserve Fund, .22% (cost $4,265,000)**		4,265,000
Total Value of Investments (cost $179,146,495)				100.1%	186,826,971
Excess of Liabilities Over Other Assets				(.1)	(232,062)
Net Assets				100.0%	$186,594,909

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

** Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at September 30, 2010.

At September 30, 2010, the cost of investments for federal
income tax purposes was $179,271,960. Accumulated net
unrealized appreciation on investments was $7,555,011,
consisting of $26,068,517 gross unrealized appreciation and
$18,513,506 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$182,561,971	$-	$-	$182,561,971
Money Market Fund	4,265,000	-	-	4,265,000
Total Investments in Securities*	$186,826,971	$-	$-	$186,826,971

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
LIFE HIGH YIELD FUND
September 30, 2010

Principal
Amount
or Shares			Security					Value
			CORPORATE BONDS-98.0%
			Automotive-3.1%
$ 300	M		Cooper Tire & Rubber Co., 8%, 2019					$ 310,875
300	M		Cooper-Standard Automotive, 8.5%, 2018	(a)				312,750
			Goodyear Tire & Rubber Co.:
350	M		10.5%, 2016					398,125
225	M		8.25%, 2020					237,938
250	M		Navistar International Corp., 8.25%, 2021					268,125
300	M		Oshkosh Corp., 8.5%, 2020					326,250
300	M		TRW Automotive, Inc., 7.25%, 2017	(a)				320,250
								2,174,313
			Building Materials-2.5%
			Building Materials Corp.:
200	M		6.875%, 2018	(a)				197,500
575	M		7.5%, 2020	(a)				580,750
200	M		Interface, Inc., 11.375%, 2013					228,000
250	M		Mohawk Industries, Inc., 6.875%, 2016					261,563
450	M		Texas Industries, Inc., 9.25%, 2020	(a)				469,125
								1,736,938
			Capital Goods-.6%
375	M		Belden CDT, Inc., 9.25%, 2019	(a)				406,875
			Chemicals-4.3%
200	M		Chemtura Corp., 7.875%, 2018	(a)				209,500
300	M		Ferro Corp., 7.875%, 2018					312,750
950	M		Georgia Gulf Corp., 9%, 2017	(a)				999,875
425	M		Lyondell Chemical Co., 11%, 2018					472,281
200	M		PolyOne Corp., 7.375%, 2020					206,750
			Solutia, Inc.:
525	M		8.75%, 2017					576,188
175	M		7.875%, 2020					187,906
								2,965,250
			Consumer Durables-1.1%
			Sealy Mattress Co.:
500	M		8.25%, 2014					506,250
228	M		10.875%, 2016	(a)				259,350
								765,600
			Consumer Non-Durables-1.9%
350	M		Acco Brands Corp., 10.625%, 2015					392,875
325	M		Jarden Corp., 7.5%, 2020					339,625
325	M		Phillips Van-Heusen Corp., 7.375%, 2020					344,094
200	M		Spectrum Brands Holdings, Inc., 9.5%, 2018	(a)				214,750
								1,291,344
			Energy-15.5%
			Anadarko Petroleum Corp.:
325	M		6.375%, 2017					358,643
200	M		6.95%, 2019					223,544
			Berry Petroleum Co.:
375	M		10.25%, 2014					424,687
400	M		8.25%, 2016					412,000
			Chesapeake Energy Corp.:
250	M		9.5%, 2015					290,625
275	M		7.25%, 2018					297,687
325	M		Concho Resources, Inc., 8.625%, 2017					346,125
			Consol Energy, Inc.:
225	M		8%, 2017	(a)				244,687
600	M		8.25%, 2020	(a)				658,500
175	M		Continental Resources, 7.125%, 2021	(a)				182,875
450	M		Copano Energy, LLC, 7.75%, 2018					456,750
675	M		Crosstex Energy, LP, 8.875%, 2018					710,437
			El Paso Corp.:
150	M		8.25%, 2016					167,625
575	M		7%, 2017					613,448
50	M		7.25%, 2018					54,141
50	M		7.75%, 2032					52,168
100	M		Encore Acquisition Co., 9.5%, 2016					112,125
550	M		Expro Finance Luxembourg SCA, 8.5%, 2016	(a)				526,625
			Ferrellgas Partners, LP:
475	M		9.125%, 2017					517,156
350	M		8.625%, 2020					377,125
275	M		Helix Energy Solutions Group, Inc., 9.5%, 2016	(a)				279,812
			Hilcorp Energy I, LP:
25	M		7.75%, 2015	(a)				25,375
400	M		9%, 2016	(a)				417,000
575	M		8%, 2020	(a)				593,687
325	M		Inergy, LP, 7%, 2018	(a)				334,750
225	M		Linn Energy, LLC, 9.875%, 2018					248,062
150	M		Penn Virginia Corp., 10.375%, 2016					165,000
			Pioneer Natural Resource Co.:
50	M		6.65%, 2017					53,564
400	M		7.5%, 2020					442,159
175	M		QEP Resources, Inc., 6.875%, 2021					190,312
			Quicksilver Resources, Inc.:
75	M		8.25%, 2015					79,500
175	M		7.125%, 2016					173,687
300	M		11.75%, 2016					353,250
250	M		9.125%, 2019					275,312
150	M		Whiting Petroleum Corp., 6.5%, 2018					154,125
								10,812,568
			Financials-3.2%
			Ford Motor Credit Co., LLC:
375	M		8.7%, 2014					421,061
150	M		5.625%, 2015					154,413
175	M		6.625%, 2017					186,709
			International Lease Finance Corp.:
200	M		5.55%, 2012					201,250
200	M		6.375%, 2013					202,000
100	M		6.625%, 2013					100,750
175	M		8.625%, 2015	(a)				187,688
275	M		8.75%, 2017	(a)				295,625
425	M		Pinafore, LLC, 9%, 2018	(a)				448,375
								2,197,871
			Food/Beverage/Tobacco-4.3%
461	M		Bumble Bee Foods, LLC, 7.75%, 2015					495,575
375	M		CF Industries, Inc., 7.125%, 2020					411,094
1,025	M		JBS USA, LLC, 8.25%, 2018					1,062,156
550	M		Michael Foods, Inc., 9.75%, 2018	(a)				591,250
375	M		Smithfield Foods, Inc., 10%, 2014	(a)				433,125
								2,993,200
			Food/Drug-1.1%
125	M		McJunkin Red Man Corp., 9.5%, 2016	(a)				110,625
225	M		NBTY, Inc., 9%, 2018	(a)				237,375
125	M		Rite Aid Corp., 9.75%, 2016					134,219
250	M		Tops Markets, LLC, 10.125%, 2015	(a)				269,688
								751,907
			Forest Products/Containers-1.1%
200	M		Graham Packaging Co., LP, 8.25%, 2018	(a)				204,250
525	M		Reynolds Group Escrow, LLC, 7.75%, 2016	(a)				536,813
								741,063
			Gaming/Leisure-4.2%
325	M		Equinox Holdings, Inc., 9.5%, 2016	(a)				333,938
350	M		Las Vegas Sands Corp., 6.375%, 2015					354,813
390	M		Mandalay Resort Group, 6.375%, 2011					381,225
325	M		MCE Finance, Ltd., 10.25%, 2018	(a)				363,188
275	M		MGM Mirage, Inc., 9%, 2020	(a)				290,813
425	M		NCL Corp., Ltd., 11.75%, 2016					478,125
325	M		Wynn Las Vegas, LLC, 7.75%, 2020	(a)				344,500
327	M		Yonkers Racing Corp., 11.375%, 2016	(a)				356,430
								2,903,032
			Health Care-5.5%
175	M		Capella Healthcare, 9.25%, 2017	(a)				187,688
925	M		Community Health Systems, Inc., 8.875%, 2015					985,125
600	M		Genesis Health Ventures, Inc., 9.75%, 2011		(b)	(c)		375
			HCA, Inc.:
800	M		6.75%, 2013					820,000
400	M		6.375%, 2015					401,000
			Healthsouth Corp.:
225	M		7.25%, 2018					230,063
125	M		7.75%, 2022					126,250
			LVB Acquisition Holdings, LLC (Biomet, Inc.):
75	M		10%, 2017					83,156
275	M		11.625%, 2017					307,656
350	M		Talecris Biotherapeutics Holdings Corp., 7.75%, 2016					386,750
325	M		Valeant Pharmaceuticals International, 6.75%, 2017	(a)				332,313
								3,860,376
			Information Technology-2.3%
			Brocade Communications Systems, Inc.:
100	M		6.625%, 2018	(a)				104,500
125	M		6.875%, 2020	(a)				131,875
325	M		Equinix, Inc., 8.125%, 2018					348,563
			Fidelity National Information Services, Inc.:
100	M		7.625%, 2017	(a)				107,250
50	M		7.875%, 2020	(a)				54,125
			Jabil Circuit, Inc.:
50	M		7.75%, 2016					55,063
550	M		8.25%, 2018					617,375
200	M		JDA Software Group, Inc., 8%, 2014	(a)				213,000
								1,631,751
			Manufacturing-4.0%
325	M		Amsted Industries, 8.125%, 2018	(a)				340,031
			Case New Holland, Inc.:
300	M		7.75%, 2013					327,375
275	M		7.875%, 2017	(a)				300,094
400	M		Coleman Cable, Inc., 9%, 2018					411,000
250	M		ESCO Corp., 8.625%, 2013	(a)				257,500
			Terex Corp.:
425	M		10.875%, 2016					487,156
675	M		8%, 2017					679,219
								2,802,375
			Media-Broadcasting-3.6%
375	M		Allbritton Communication Co., 8%, 2018					377,813
			Belo Corp.:
575	M		7.25%, 2027					493,063
100	M		7.75%, 2027					88,750
			Lin Television Corp.:
275	M		6.5%, 2013					274,313
75	M		6.5%, 2013					75,375
125	M		8.375%, 2018	(a)				132,656
350	M		Nexstar/Mission Broadcasting, 8.875%, 2017	(a)				366,625
			Sinclair Television Group:
575	M		9.25%, 2017	(a)				619,563
100	M		8.375%, 2018	(a)				101,250
								2,529,408
			Media-Cable TV-8.4%
850	M		Atlantic Broadband Finance, LLC, 9.375%, 2014					865,937
550	M		Cablevision Systems Corp., 8.625%, 2017					607,750
150	M		CCH II, LLC, 13.5%, 2016					178,875
275	M		Cequel Communications Holdings I, Inc., 8.625%, 2017	(a)				291,500
			Clear Channel Worldwide:
350	M		9.25%, 2017					372,750
675	M		9.25%, 2017 - Series "B"					723,937
			Echostar DBS Corp.:
325	M		6.625%, 2014					340,437
325	M		7.75%, 2015					348,156
300	M		Insight Communications Co., Inc., 9.375%, 2018	(a)				320,250
175	M		Quebecor Media, Inc., 7.75%, 2016					181,344
675	M		UPC Germany GmbH, 8.125%, 2017	(a)				705,375
225	M		Videotron LTEE, 6.375%, 2015					231,187
625	M		Virgin Media Finance, PLC, 9.5%, 2016					709,375
								5,876,873
			Media-Diversified-1.1%
325	M		Entravision Communications Corp., 8.75%, 2017	(a)				333,125
175	M		Interpublic Group of Cos., Inc., 10%, 2017					205,188
225	M		Lamar Media Corp., 7.875%, 2018					237,375
			MediaNews Group, Inc.:
375	M		6.875%, 2013		(b)	(c)		234
400	M		6.375%, 2014		(b)	(c)		250
								776,172
			Metals/Mining-2.4%
375	M		Metals USA, Inc., 11.125%, 2015					399,375
			Novelis, Inc.:
300	M		7.25%, 2015					306,750
225	M		11.5%, 2015					258,188
150	M		Steel Dynamics, Inc., 7.625%, 2020	(a)				156,375
138	M		Teck Resources, Ltd., 10.75%, 2019					174,042
325	M		Vedanta Resources, PLC, 9.5%, 2018	(a)				352,625
								1,647,355
			Real Estate Investment Trusts-2.5%
200	M		Brandywine Operating Partnership, LP, 5.7%, 2017					202,809
650	M		CB Richard Ellis Service, 11.625%, 2017					755,625
			Developers Diversified Realty Corp.:
100	M		9.625%, 2016					111,684
75	M		7.875%, 2020					77,845
375	M		Dupont Fabros Technology, LP, 8.5%, 2017					404,063
150	M		HRPT Properties Trust, 6.25%, 2017					157,582
								1,709,608
			Retail-General Merchandise-6.7%
425	M		Federated Retail Holdings, Inc., 5.9%, 2016					454,750
400	M		HSN, Inc., 11.25%, 2016					458,000
325	M		J.C. Penney Corp., Inc., 7.95%, 2017					366,437
			Limited Brands, Inc.:
225	M		8.5%, 2019					262,687
75	M		7%, 2020					81,375
			Macys Retail Holdings, Inc.:
400	M		7.45%, 2017					449,000
150	M		6.65%, 2024					153,375
475	M		QVC, Inc., 7.5%, 2019	(a)				498,750
400	M		Sears Holding Corp., 6.625%, 2018	(a)				403,000
275	M		Susser Holdings & Finance, 8.5%, 2016					287,375
550	M		Toys R Us Property Co. I, Inc., 10.75%, 2017					624,250
175	M		Toys R Us Property Co. II, Inc., 8.5%, 2017	(a)				185,937
400	M		Yankee Acquisition Corp., 8.5%, 2015					415,000
								4,639,936
			Services-2.8%
325	M		Hertz Corp., 10.5%, 2016					346,937
			Iron Mountain, Inc.:
25	M		8.75%, 2018					26,656
450	M		8%, 2020					477,562
325	M		Kar Holdings, Inc., 8.75%, 2014					340,031
350	M		PHH Corp., 9.25%, 2016	(a)				365,750
375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019	(a)				399,375
								1,956,311
			Telecommunications-8.7%
			Citizens Communications Co.:
750	M		7.125%, 2019					772,500
100	M		9%, 2031					107,125
			Frontier Communications Corp.:
275	M		8.125%, 2018					301,812
200	M		8.5%, 2020					221,750
300	M		GCI, Inc., 8.625%, 2019					321,750
750	M		Inmarsat Finance, PLC, 7.375%, 2017	(a)				787,500
			Intelsat Jackson Holdings, Ltd.:
100	M		9.5%, 2016					107,125
100	M		8.5%, 2019	(a)				109,000
			Nextel Communications, Inc.:
450	M		5.95%, 2014					450,000
825	M		7.375%, 2015					833,250
			Qwest Communications International, Inc.:
500	M		7.5%, 2014					512,500
300	M		8%, 2015					326,250
225	M		Sprint Capital Corp., 6.875%, 2028					207,000
250	M		Wind Acquisition Finance SA, 11.75%, 2017	(a)				281,406
			Windstream Corp.:
450	M		8.625%, 2016					478,125
200	M		7.875%, 2017					209,500
125	M		7.75%, 2020	(a)				126,562
								6,153,155
			Transportation-2.4%
350	M		Aircastle, Ltd., 9.75%, 2018	(a)				359,188
450	M		CHC Helicopter SA, 9.25%, 2020	(a)				456,750
			Navios Maritime Holdings:
575	M		9.5%, 2014					589,375
100	M		8.875%, 2017	(a)				106,000
125	M		Teekay Corp., 8.5%, 2020					136,719
								1,648,032
			Utilities-4.7%
125	M		AES Corp., 9.75%, 2016					144,375
350	M		Calpine Construction Finance Co., LP, 8%, 2016	(a)				376,250
25	M		Calpine Corp., 7.875%, 2020	(a)				25,813
125	M		CMS Energy Corp., 8.75%, 2019					149,878
750	M		Dynegy Holdings, Inc., 7.75%, 2019					517,500
250	M		Energy Future Holdings Corp., 10%, 2020	(a)				249,440
500	M		Intergen NV, 9%, 2017	(a)				531,250
			NRG Energy, Inc.:
625	M		7.375%, 2017					642,188
225	M		8.5%, 2019					238,219
400	M		NSG Holdings, LLC, 7.75%, 2025	(a)				366,000
								3,240,913
Total Value of Corporate Bonds (cost $65,005,272)								68,212,226
			COMMON STOCKS-.0%
			Telecommunications
3		*	Viatel Holding (Bermuda), Ltd.		(b)			-
5,970		*	World Access, Inc.					5
Total Value of Common Stocks (cost $97,360)								5
			SHORT-TERM INVESTMENTS-1.4%
			Money Market Fund
$ 955	M		First Investors Cash Reserve Fund, .22% (cost $955,000)				(d)	955,000
Total Value of Investments (cost $66,057,632)			99.4%					69,167,231
Other Assets, Less Liabilities			.6					417,179
Net Assets			100.0%				$ 69,584,410

* Non-income producing

(a) Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold
to qualified institutional investors. At September 30,
2010, the Fund held seventy-one 144A securities with a
value of $23,273,410 representing 33.4% of the Fund's

(b) Securities fair valued as determined in good faith
pursuant to procedures adopted by the Fund's Board of
Trustees. At September 30, 2010, the Fund held four
securities that were fair valued by the Valuation
Committee with an aggregate value of $859 representing
.0% of the Fund's net assets.

(c) In default as to principal and/or interest payment

(d) Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed
by First Investors Management Company, Inc. Rate
shown is the 7-day yield at September 30, 2010.

At September 30, 2010, the cost of investments for
federal income tax purposes was $66,057,632.
Accumulated net unrealized appreciation on investments
was $3,109,599, consisting of $4,783,293 gross
unrealized appreciation and $1,673,694 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$68,211,367	$859	$68,212,226
Common Stocks	5	-	-	5
Money Market Fund	955,000	-	-	955,000
	$955,005	$68,211,367	$859	$69,167,231

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in
	Corporate Bonds	Common Stocks	Warrants	Total
Balance, December 31, 2009	$859	$1,552	$22,502	$24,913
Net purchases (sales)	-	(1,668)	(15,508)	(17,176)
Change in unrealized
appreciation (depreciation)	-	71,235	1,536,379	1,607,614
Realized gain (loss)	-	(71,119)	(1,543,373)	(1,614,492)
Transfer in and/or out of Level 3	-	-	-	-
Balance, September 30, 2010	$859	$-	$-	$859

The following is a summary of Level 3 inputs by industry:

Media - Diversified	$484
Health Care	375
$859

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2010

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-97.4%
		United Kingdom-30.1%
43,520		Admiral Group, PLC	$1,142,520
222,347		Amlin, PLC	1,406,049
154,570		British American Tobacco, PLC	5,783,587
70,000		Bunzl, PLC	837,220
152,337		Capita Group, PLC	1,886,809
63,719		De La Rue, PLC	663,196
123,204		Diageo, PLC	2,127,822
82,138		Domino's Pizza UK & IRL, PLC	607,816
234,869		G4S, PLC	942,289
145,338		Imperial Tobacco Group, PLC	4,344,566
56,848		Reckitt Benckiser Group, PLC	3,136,225
56,035		SABMiller, PLC	1,797,341
74,996		Scottish and Southern Energy, PLC	1,321,234
83,283		Standard Chartered, PLC	2,396,388
584,750		Tesco, PLC	3,906,933
			32,299,995
		India-17.9%
25,092		Bharat Heavy Electricals, Ltd.	1,384,011
93,349		Cipla, Ltd.	669,657
121,400		HDFC Bank, Ltd.	6,725,428
24,839		Hero Honda Motors, Ltd.	1,027,058
344,035		Housing Development Finance Corporation, Ltd.	5,613,585
703,012		ITC, Ltd.	2,789,519
13,042		Nestle India, Ltd.	981,640
			19,190,898
		Brazil-9.1%
97,790		AES Tiete SA	1,296,401
72,814		CETIP SA - Balcao Organizado de Ativos e Derivativos	709,144
128,900		Cielo SA	1,110,813
18,170		Companhia de Bebidas das Americas (ADR)	2,249,083
46,600		CPFL Energia SA	1,069,968
80,500		Redecard SA	1,255,348
41,970		Souza Cruz SA	2,117,575
			9,808,332
		Switzerland-6.8%
89,360		Nestle SA - Registered	4,788,368
29,596		Novartis AG - Registered	1,707,083
5,752		Roche Holding AG - Genusscheine	790,131
			7,285,582
		Australia-5.7%
108,347		Coca-Cola Amatil, Ltd.	1,256,787
110,941		QBE Insurance Group, Ltd.	1,854,047
107,648		Woolworths, Ltd.	3,006,002
			6,116,836
		United States-5.4%
102,607		Philip Morris International, Inc.	5,748,044
		France-4.4%
14,634		bioMerieux	1,518,560
18,300		Bureau Veritas SA	1,279,643
28,122		Essilor International SA	1,937,661
			4,735,864
		Denmark-4.2%
44,886		Novo Nordisk A/S - Series "B"	4,460,889
		Japan-3.7%
27,300		Nitori Company, Ltd.	2,280,991
37,100		Secom Company, Ltd.	1,674,252
			3,955,243
		Ireland-2.8%
74,619		Covidien, PLC	2,998,938
		Netherlands-2.2%
26,840		Core Laboratories NV	2,362,994
		Canada-2.1%
64,942		Canadian Natural Resources, Ltd.	2,255,577
		Belgium-1.5%
6,081		Colruyt SA	1,609,723
		Germany-1.5%
11,264		Muenchener Rueckversicherungs-Gesellschaft AG - Registered	1,560,989
Total Value of Common Stocks (cost $77,940,071)			104,389,904
		SHORT-TERM INVESTMENTS-1.4%
		Money Market Fund
$ 1,510	M	First Investors Cash Reserve Fund, .22% (cost $1,510,000)**	1,510,000
Total Value of Investments (cost $79,450,071)		98.8%	105,899,904
Other Assets, Less Liabilities		1.2	1,233,473
Net Assets		100.0%	$107,133,377

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First Investors
Management Company, Inc. Rate shown is the 7-day yield at
September 30, 2010.

At September 30, 2010, the cost of investments for federal income tax purposes was $80,721,968. Accumulated net unrealized
appreciation on investments was $25,177,936, consisting of
$25,876,575 gross unrealized appreciation and $698,639 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks
Consumer Staples	$45,643,215	$-	$-	$45,643,215
Financials	21,408,150	-	-	21,408,150
Health Care	14,082,919	-	-	14,082,919
Industrials	8,667,420	-	-	8,667,420
Energy	4,618,571	-	-	4,618,571
Consumer Discretionary	3,915,865	-	-	3,915,865
Utilities	3,687,603	-	-	3,687,603
Information Technology	2,366,161	-	-	2,366,161
Money Market Fund	1,510,000	-	-	1,510,000
Total Investments in Securities*	$105,899,904	$-	$-	$105,899,904
Other Financial Instruments**	$-	$31,989	$-	$31,989

* The Portfolio of Investments provides information on the country categorization for the portfolio.

**Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2010

Principal
Amount		Security			Value
		CORPORATE BONDS-96.4%
		Aerospace/Defense-1.5%
$200	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)		$220,890
400	M	Lockheed Martin Corp., 4.25%, 2019			436,881
					657,771
		Agriculture-1.4%
340	M	Cargill, Inc., 6%, 2017	(a)		402,560
200	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020			213,018
					615,578
		Automotive-1.1%
400	M	Daimler Chrysler NA, LLC, 6.5%, 2013			457,858
		Chemicals-1.3%
425	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)		538,764
		Consumer Durables-2.1%
400	M	Black & Decker Corp., 5.75%, 2016			463,362
		Newell Rubbermaid, Inc.:
300	M	6.75%, 2012			321,193
100	M	4.7%, 2020			104,904
					889,459
		Energy-13.1%
400	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)		497,044
200	M	DCP Midstream, LLC, 9.75%, 2019	(a)		266,544
200	M	Energy Transfer Partners, LP, 8.5%, 2014			237,648
150	M	Kinder Morgan Finance Co., 5.35%, 2011			152,625
135	M	Marathon Oil Corp., 7.5%, 2019			173,148
480	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)		524,674
400	M	Nabors Industries, Inc., 6.15%, 2018			445,858
		Nexen, Inc.:
200	M	5.05%, 2013			217,985
400	M	6.4%, 2037			437,326
300	M	Northern Border Partners, LP, 7.1%, 2011			307,629
100	M	Plains All American Pipeline, LP, 8.75%, 2019			127,123
700	M	Spectra Energy Capital, LLC, 6.2%, 2018			819,895
489	M	Suncor Energy, Inc., 6.85%, 2039			588,227
200	M	Valero Energy Corp., 9.375%, 2019			255,805
		Weatherford International, Inc.:
400	M	6.35%, 2017			448,955
100	M	5.125%, 2020			102,426
					5,602,912

		Financial Services-10.7%
600	M	American Express Co., 7%, 2018			723,711
375	M	Amvescap, PLC, 5.375%, 2013			400,095
400	M	BlackRock, Inc., 5%, 2019			441,766
350	M	CoBank, ACB, 7.875%, 2018	(a)		406,804
200	M	Compass Bank, 6.4%, 2017			212,140
		ERAC USA Finance Co.:
355	M	8%, 2011	(a)		361,722
200	M	6.375%, 2017	(a)		232,845
400	M	General Electric Capital Corp., 5.625%, 2017			447,492
		Harley-Davidson Funding Corp.:
200	M	5.75%, 2014	(a)		213,522
210	M	6.8%, 2018	(a)		228,675
400	M	Protective Life Corp., 7.375%, 2019			451,019
400	M	Prudential Financial Corp., 4.75%, 2015			433,066
					4,552,857
		Financials-16.8%
200	M	Bank of America Corp., 5.65%, 2018			212,228
600	M	Barclays Bank, PLC, 5.125%, 2020			649,895
200	M	Bear Stearns Cos., Inc., 7.25%, 2018			243,984
		Citigroup, Inc.:
650	M	6.375%, 2014			722,431
300	M	6.125%, 2017			328,181
		Goldman Sachs Group, Inc.:
300	M	6.15%, 2018			333,268
400	M	6.75%, 2037			417,084
500	M	JPMorgan Chase & Co., 6%, 2018			571,845
800	M	Merrill Lynch & Co., Inc., 5%, 2015			852,799
		Morgan Stanley:
600	M	5.95%, 2017			645,457
500	M	6.625%, 2018			555,155
500	M	SunTrust Banks, Inc., 6%, 2017			542,308
		UBS AG:
300	M	5.875%, 2017			339,951
400	M	4.875%, 2020			422,594
300	M	Wells Fargo & Co., 5.625%, 2017			342,209
					7,179,389
		Food/Beverage/Tobacco-8.6%
400	M	Altria Group, Inc., 9.7%, 2018			542,256
500	M	Anheuser -Busch InBev Worldwide, Inc., 5.375%, 2020			565,443
300	M	Bottling Group, LLC, 5.125%, 2019			344,867
200	M	Bunge Limited Finance Corp., 5.35%, 2014			213,682
500	M	Corn Products International, Inc., 4.625%, 2020			512,506
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018			495,656
500	M	Lorillard Tobacco Co., 6.875%, 2020			529,791
400	M	Philip Morris International, Inc., 5.65%, 2018			469,062
					3,673,263
		Forest Products/Container-.5%
150	M	International Paper Co., 9.375%, 2019			194,898
		Health Care-3.2%
585	M	Biogen IDEC, Inc., 6.875%, 2018			687,478
200	M	Novartis, 5.125%, 2019			230,022
100	M	Pfizer, Inc., 6.2%, 2019			123,335
100	M	Roche Holdings, Inc., 6%, 2019	(a)		121,353
200	M	Watson Pharmaceuticals, Inc., 5%, 2014			218,083
					1,380,271
		Information Technology-2.7%
350	M	Adobe Systems, Inc., 4.75%, 2020			377,447
300	M	Dell, Inc., 5.875%, 2019			348,721
300	M	Dun & Bradstreet Corp., 6%, 2013			329,335
100	M	Pitney Bowes, Inc., 5%, 2015			108,111
					1,163,614
		Manufacturing-3.6%
250	M	Briggs & Stratton Corp., 8.875%, 2011			258,750
300	M	General Electric Co., 5.25%, 2017			338,161
300	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018			364,852
300	M	Johnson Controls, Inc., 5%, 2020			330,330
200	M	Tyco Electronics Group SA, 6.55%, 2017			234,256
					1,526,349
		Media-Broadcasting-6.2%
400	M	British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)		547,008
400	M	Comcast Corp., 5.15%, 2020			437,982
		Cox Communications, Inc.:
300	M	4.625%, 2013			323,804
400	M	8.375%, 2039	(a)		538,703
400	M	DirecTV Holdings, LLC, 7.625%, 2016			446,514
300	M	Time Warner Cable, Inc., 6.75%, 2018			358,346
					2,652,357
		Media-Diversified-2.1%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017			226,247
200	M	6.55%, 2037			231,427
400	M	News America, Inc., 5.3%, 2014			451,866
					909,540
		Metals/Mining-6.1%
400	M	Alcoa, Inc., 6.15%, 2020			412,016
400	M	AngloGold Ashanti Holdings, PLC, 5.375%, 2020			423,945
400	M	ArcelorMittal, 6.125%, 2018			433,271
400	M	Newmont Mining Corp., 5.125%, 2019			448,283
260	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018			314,030
		Vale Overseas, Ltd.:
400	M	5.625%, 2019			442,966
100	M	4.625%, 2020			103,784
					2,578,295
		Real Estate Investment Trusts-3.1%
400	M	Boston Properties, LP, 5.875%, 2019			447,716
400	M	ProLogis, 7.625%, 2014			432,648
400	M	Simon Property Group, LP, 5.75%, 2015			456,009
					1,336,373
		Retail-General Merchandise-1.0%
400	M	Home Depot, Inc., 5.875%, 2036			427,900
		Telecommunications-3.6%
400	M	AT&T, Inc., 5.8%, 2019			477,627
400	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013			447,098
309	M	GTE Corp., 6.84%, 2018			366,835
200	M	Verizon Wireless Capital, LLC, 5.55%, 2014			226,345
					1,517,905
		Transportation-1.3%
459	M	GATX Corp., 8.75%, 2014			542,574
		Utilities-5.6%
300	M	E. ON International Finance BV, 5.8%, 2018	(a)		355,559
		Electricite de France SA:
100	M	6.5%, 2019	(a)		122,333
300	M	6.95%, 2039	(a)		392,873
175	M	Entergy Gulf States, Inc., 5.25%, 2015			175,279
400	M	Exelon Generation Co., LLC, 6.2%, 2017			469,638
162	M	Great River Energy Co., 5.829%, 2017	(a)		182,344
200	M	NiSource Finance Corp., 7.875%, 2010			201,389
200	M	Ohio Power Co., 5.375%, 2021			228,623
200	M	Sempra Energy, 9.8%, 2019			279,264
					2,407,302
		Waste Management-.8%
300	M	Allied Waste NA, Inc., 7.125%, 2016			321,747
Total Value of Corporate Bonds (cost $37,377,908)					41,126,976
		SHORT-TERM INVESTMENTS-.2%
		Money Market Fund
100	M	First Investors Cash Reserve Fund, .22% (cost $100,000)		(b)	100,000
Total Value of Investments (cost $37,477,908)		96.6%			41,226,976
Other Assets, Less Liabilities		3.4			1,441,805
Net Assets		100.0%			$42,668,781

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule 144A
of the Securities Act of 1933 and may only be sold to
qualified institutional investors. At September 30, 2010,
the Fund held eighteen 144A securities with an aggregate
value of $6,154,217 representing 14.4% of the Fund's net
assets.

(b)	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at September 30, 2010.

At September 30, 2010, the cost of investments for federal
income tax purposes was $37,477,908. Accumulated net
unrealized appreciation on investments was $3,749,068,
consisting of $3,835,218 gross unrealized appreciation and
$86,150 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$41,126,976	$-	$41,126,976
Money Market Fund	100,000	-	-	100,000
Total Investments in Securities*	$100,000	$41,126,976	$-	$41,226,976

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2010

Shares		Security		Value
		COMMON STOCKS-98.0%
		Consumer Discretionary-16.6%
3,330		Autoliv, Inc.		$217,549
8,050	*	Bed Bath & Beyond, Inc.		349,450
3,100	*	Chipotle Mexican Grill, Inc.		533,200
6,950		Limited Brands, Inc.		186,121
7,490		Mattel, Inc.		175,715
440	*	Priceline.com, Inc.		153,270
6,350		Ross Stores, Inc.		346,837
				1,962,142
		Consumer Staples-9.5%
4,430		Brown-Forman Corporation - Class "B"		273,065
5,800	*	Hansen Natural Corporation		270,396
9,570		Tyson Foods, Inc. - Class "A"		153,311
11,380	*	Whole Foods Market, Inc.		422,312
				1,119,084
		Energy-5.8%
2,300		Cimarex Energy Company		152,214
2,820		ExxonMobil Corporation		174,248
4,250		Helmerich & Payne, Inc.		171,955
3,320	*	Newfield Exploration Company		190,701
				689,118
		Financials-7.2%
7,150		American Express Company		300,514
3,950		Capital One Financial Corporation		156,223
1,810		Franklin Resources, Inc.		193,489
3,840		PNC Financial Services Group, Inc.		199,334
				849,560
		Health Care-13.5%
4,800	*	Celgene Corporation		276,528
10,400	*	Endo Pharmaceuticals Holdings, Inc.		345,696
9,160	*	Express Scripts, Inc.		446,092
4,130		McKesson Corporation		255,151
6,300	*	Watson Pharmaceuticals, Inc.		266,553
				1,590,020
		Industrials-13.0%
2,530		Eaton Corporation		208,700
6,350		Illinois Tool Works, Inc.		298,577
4,540		Manpower, Inc.		236,988
4,300		Parker Hannifin Corporation		301,258
5,197	*	Thomas & Betts Corporation		213,181
4,200		United Parcel Service, Inc. - Class "B"		280,098
				1,538,802
		Information Technology-26.4%
1,610	*	Apple, Inc.		456,838
7,000	*	Arrow Electronics, Inc.		187,109
9,570	*	BMC Software, Inc.		387,394
5,340		Hewlett-Packard Company		224,654
2,620		International Business Machines Corporation		351,447
26,690		Jabil Circuit, Inc.		384,603
10,500		Microsoft Corporation		257,145
6,200	*	NetApp, Inc.		308,698
12,900	*	TIBCO Software, Inc.		228,846
4,000	*	VMware, Inc. - Class "A"		339,760
				3,126,494
		Materials-6.0%
4,830		Freeport-McMoRan Copper & Gold, Inc.		412,434
2,800		Lubrizol Corporation		296,716
				709,150
Total Value of Investments (cost $10,142,026)			98.0%	11,584,370
Other Assets, Less Liabilities			2.0	235,745
Net Assets			100.0%	$11,820,115

*	Non-income producing

At September 30, 2010, the cost of investments for federal
income tax purposes was $10,142,026. Accumulated net
unrealized appreciation on investments was $1,442,344,
consisting of $1,622,810 gross unrealized appreciation and
$180,466 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks*	$11,584,370	$-	$-	$11,584,370

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
September 30, 2010

Principal			Effective
Amount		Security	Yield +	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--45.4%
$800	M	Fannie Mae, 12/15/2010	0.68%	$798,869
500	M	Government Trust Certificate - Israel Trust, 11/15/2010	0.92	499,424
1,700	M	Government Trust Certificate - Turkey Trust, 11/15/2010	0.92	1,698,041
1,250	M	Tennessee Valley Authority, 11/1/2010	0.74	1,249,205
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $4,220,455)				4,245,539
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--34.2%
3,200	M	U.S. Treasury Strips, 11/15/2010 (cost $3,173,518)	0.12	3,199,514
Total Value of Investments (cost $7,393,973)		79.6%		7,445,053
Other Assets, Less Liabilities		20.4		1,903,612
Net Assets		100.0%		$9,348,665

+	The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2010.

At September 30, 2010, the cost of investments for federal
income tax purposes was $7,393,973. Accumulated net
unrealized appreciation on investments was $51,080,
consisting of entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency
Zero Coupon Obligations	$-	$4,245,539	$-	$4,245,539
U.S. Government
Zero Coupon Obligations	-	3,199,514	-	3,199,514
Total Investments in Securities	$-	$7,445,053	$-	$7,445,053

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2010

Principal			Effective
Amount		Security	Yield	+	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--59.2%
		Agency For International Development - Israel:
$698	M	9/15/2015	1.70%		$641,690
2,784	M	11/15/2015	1.77		2,543,067
		Fannie Mae:
243	M	8/12/2015	1.80		222,716
600	M	9/23/2015	1.85		547,340
4,543	M	11/15/2015	1.92		4,120,192
650	M	Federal Judiciary Office Building, 2/15/2015	1.96		596,867
		Freddie Mac:
550	M	3/15/2015	1.71		509,786
930	M	9/15/2015	1.89		847,109
830	M	9/15/2015	1.89		756,026
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	2.05		191,098
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	1.57		186,782
3,657	M	Resolution Funding Corporation, 10/15/2015	1.58		3,378,315
2,000	M	Tennessee Valley Authority, 11/1/2015	2.02		1,805,858
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $13,683,240)					16,346,846
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--40.8%
12,075	M	U.S. Treasury Strips, 11/15/2015 (cost $9,118,442)	1.39		11,250,229
Total Value of Investments (cost $22,801,682)		100.0%			27,597,075
Other Assets, Less Liabilities		-			9,771
Net Assets		100.0%			$27,606,846

+	The effective yields shown for the zero coupon obligations
are the effective yields at September 30, 2010.

At September 30, 2010, the cost of investments for federal
income tax purposes was $22,815,449. Accumulated net
unrealized appreciation on investments was $4,781,626,
consisting of entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency
Zero Coupon Obligations	$-	$16,346,846	$-	$16,346,846
U.S. Government
Zero Coupon Obligations	-	11,250,229	-	11,250,229
Total Investments in Securities	$-	$27,597,075	$-	$27,597,075

Portfolio of Investments (unaudited)
VALUE FUND
September 30, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.2%
			Consumer Discretionary-12.3%
25,400			American Eagle Outfitters, Inc.	$379,984
9,600			Best Buy Company, Inc.	391,968
7,400			Bob Evans Farms, Inc.	207,718
9,900			Carnival Corporation	378,279
14,600			Cinemark Holdings, Inc.	235,060
19,600			Comcast Corporation - Special Shares "A"	333,396
7,800			Fortune Brands, Inc.	383,994
10,900			Genuine Parts Company	486,031
24,100			H&R Block, Inc.	312,095
13,800			Home Depot, Inc.	437,184
15,100			J.C. Penney Company, Inc.	410,418
22,700			Lowe's Companies, Inc.	505,983
16,900			Macy's, Inc.	390,221
5,100			McDonald's Corporation	380,001
16,100			Newell Rubbermaid, Inc.	286,741
7,100			Omnicom Group, Inc.	280,308
25,600		*	Ruby Tuesday, Inc.	303,872
24,000			Stage Stores, Inc.	312,000
17,100			Staples, Inc.	357,732
12,466			Time Warner, Inc.	382,083
21,600			Walt Disney Company	715,176
6,180			Wyndham Worldwide Corporation	169,765
				8,040,009
			Consumer Staples-18.1%
11,600			Archer -Daniels-Midland Company	370,272
17,200			Avon Products, Inc.	552,292
5,300			Clorox Company	353,828
14,100			Coca-Cola Company	825,132
14,300			ConAgra Foods, Inc.	313,742
9,200			Costco Wholesale Corporation	593,308
13,200			CVS/Caremark Corporation	415,404
10,500			Diageo, PLC (ADR)	724,605
8,400			H.J. Heinz Company	397,908
9,600			Hershey Company	456,864
14,200			Kimberly-Clark Corporation	923,710
32,600			Kraft Foods, Inc. - Class "A"	1,006,036
17,800			Kroger Company	385,548
12,300			Lance, Inc.	261,990
5,400			McCormick & Company, Inc.	227,016
15,146			PepsiCo, Inc.	1,006,300
15,400			Philip Morris International, Inc.	862,708
5,400			Procter & Gamble Company	323,838
10,900			Safeway, Inc.	230,644
17,000			Walgreen Company	569,500
20,000			Wal-Mart Stores, Inc.	1,070,400
				11,871,045
			Energy-8.4%
11,312			Chevron Corporation	916,837
13,500			ConocoPhillips	775,305
7,700			Devon Energy Corporation	498,498
6,100			Diamond Offshore Drilling, Inc.	413,397
10,500			ExxonMobil Corporation	648,795
5,300			Hess Corporation	313,336
20,400			Marathon Oil Corporation	675,240
12,100			Royal Dutch Shell, PLC - Class "A" (ADR)	729,630
11,500			Tidewater, Inc.	515,315
				5,486,353
			Financials-14.3%
7,400			ACE, Ltd.	431,050
10,500			Allstate Corporation	331,275
8,300			Ameriprise Financial, Inc.	392,839
8,800			Aspen Insurance Holdings, Ltd.	266,464
28,200			Bank Mutual Corporation	146,358
26,306			Bank of America Corporation	344,872
18,573			Bank of New York Mellon Corporation	485,312
8,094			Capital One Financial Corporation	320,118
9,622			Chubb Corporation	548,358
12,622			Cincinnati Financial Corporation	364,145
9,100			Comerica, Inc.	338,065
7,800			EMC Insurance Group, Inc.	166,296
17,100			First Potomac Realty Trust (REIT)	256,500
18,200			FirstMerit Corporation	333,424
26,400			Hudson City Bancorp, Inc.	323,664
6,400			IBERIABANK Corporation	319,872
17,700			Invesco, Ltd.	375,771
41,400			Investors Real Estate Trust (REIT)	346,932
19,900			JPMorgan Chase & Company	757,593
12,000			Morgan Stanley	296,160
26,900			NewAlliance Bancshares, Inc.	339,478
28,700			People's United Financial, Inc.	375,683
6,100			PNC Financial Services Group, Inc.	316,651
11,400			Protective Life Corporation	248,064
10,000			Tower Group, Inc.	233,500
19,500			Wells Fargo & Company	490,035
22,600			Westfield Financial, Inc.	176,280
				9,324,759
			Health Care-8.8%
20,200			Abbott Laboratories	1,055,248
8,200			Baxter International, Inc.	391,222
4,500			Becton, Dickinson & Company	333,450
3,500			Covidien, PLC	140,665
12,200			GlaxoSmithKline, PLC (ADR)	482,144
18,600			Johnson & Johnson	1,152,456
13,400			Medtronic, Inc.	449,972
11,570			Merck & Company. Inc.	425,892
10,900			Novartis AG (ADR)	628,603
39,900			Pfizer, Inc.	685,083
				5,744,735
			Industrials-11.9%
7,400			3M Company	641,654
7,500			ABM Industries, Inc.	161,925
6,150			Alexander & Baldwin, Inc.	214,266
6,400		*	Armstrong World Industries, Inc.	265,664
9,600			Avery Dennison Corporation	356,352
5,400			Baldor Electric Company	218,160
11,200			Con-way, Inc.	347,088
11,500			Curtiss-Wright Corporation	348,450
9,800			Dover Corporation	511,658
10,600			Equifax, Inc.	330,720
8,700			General Dynamics Corporation	546,447
30,200			General Electric Company	490,750
14,500			Honeywell International, Inc.	637,130
11,100			Illinois Tool Works, Inc.	521,922
11,500			ITT Corporation	538,545
4,500			Lockheed Martin Corporation	320,760
9,800			Pitney Bowes, Inc.	209,524
9,300			Textainer Group Holdings, Ltd.	248,682
6,925			Tyco International, Ltd.	254,355
9,600			United Parcel Service, Inc. - Class "B"	640,224
				7,804,276
			Information Technology-9.1%
16,300			Automatic Data Processing, Inc.	685,089
14,500			AVX Corporation	200,390
12,000			Bel Fuse, Inc. - Class "B"	249,840
11,100		*	Electronic Arts, Inc.	182,373
17,600			Hewlett-Packard Company	740,432
16,300			Intel Corporation	313,449
26,700			Intersil Corporation - Class "A"	312,123
11,100			Methode Electronics, Inc.	100,788
33,100			Microsoft Corporation	810,619
16,950			Molex, Inc.	354,763
23,500			National Semiconductor Corporation	300,095
26,600			Nokia Corporation - Class "A" (ADR)	266,798
9,300			QUALCOMM, Inc.	419,616
14,000			Texas Instruments, Inc.	379,960
10,225			Tyco Electronics, Ltd.	298,774
19,400			Western Union Company	342,798
				5,957,907
			Materials-5.4%
2,100			Air Products & Chemicals, Inc.	173,922
14,800			Alcoa, Inc.	179,228
17,600			Bemis Company, Inc.	558,800
4,400			Compass Minerals International, Inc.	337,128
20,900			Dow Chemical Company	573,914
14,900			DuPont (E.I.) de Nemours & Company	664,838
20,500			Glatfelter	249,280
2,500			H.B. Fuller Company	49,675
5,200			PPG Industries, Inc.	378,560
11,900			Sonoco Products Company	397,936
				3,563,281
			Telecommunication Services-4.2%
33,610			AT&T, Inc.	961,246
5,780			CenturyLink, Inc.	228,079
4,700			Telephone & Data Systems, Inc.	154,160
9,100			Telephone & Data Systems, Inc. - Special Shares	257,985
35,918			Verizon Communications, Inc.	1,170,568
				2,772,038
			Utilities-4.7%
10,100			American Electric Power Company, Inc.	365,923
9,300			Duke Energy Corporation	164,703
14,400			MDU Resources Group, Inc.	287,280
8,400			NextEra Energy, Inc.	456,876
25,600			NiSource, Inc.	445,440
7,200			ONEOK, Inc.	324,288
16,900			Portland General Electric Company	342,732
10,700			Southwest Gas Corporation	359,413
12,300			Vectren Corporation	318,201
				3,064,856
Total Value of Common Stocks (cost $58,072,125)				63,629,259
			PREFERRED STOCKS-.4%
			Telecommunication Services
9,500			AT&T, Inc., 6.375%, 2056 (cost $237,359)	257,925
			SHORT-TERM INVESTMENTS-2.3%
			Money Market Fund
$1,475	M		First Investors Cash Reserve Fund, .22% (cost $1,475,000)**	1,475,000
Total Value of Investments (cost $59,784,484)			99.9%	65,362,184
Other Assets, Less Liabilities			.1	118,079
Net Assets			100.0%	$65,480,263

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at September 30, 2010.

At September 30, 2010, the cost of investments for federal
income tax purposes was $59,791,707. Accumulated net
unrealized appreciation on investments was $5,570,477,
consisting of $10,491,972 gross unrealized appreciation
and $4,921,495 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$63,629,259	$-	$-	$63,629,259
Preferred Stocks	257,925	-	-	257,925
Money Market Fund	1,475,000	-	-	1,475,000
Total Investments in Securities*	$65,362,184	$-	$-	$65,362,184

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 Fair Value Measurements and Disclosures ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of September 30, 2010, is included at the end of each Fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair Value Measurements ("ASU No. 2010-06"). Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of FIMCO, entered into an agreement with The Independent Order of Foresters ("Foresters") pursuant to which FICC will be acquired by Foresters (the "Transaction"). As a result of the Transaction, FIMCO will become a wholly owned subsidiary of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

The closing of the Transaction is subject to a number of conditions, including obtaining regulatory approvals in the U.S. and Canada, and obtaining the approval of the Board of Trustees and shareholders of the First Investors Funds of new investment advisory agreements between FIMCO and the Funds to take effect upon the closing. The Board of Trustees of the Funds approved the new investment advisory agreements (and certain other actions that are required for the Transaction to close) at a meeting on September 16, 2010. The new investment advisory agreements were approved by the shareholders of each Fund at a meeting held on November 19, 2010.  Assuming that all conditions are satisfied, the Transaction could close as early as December 31, 2010.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 29, 2010